Cash and Cash Equivalents - Summary Of Cash And Cash Equivalents (Detail) - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Statements [Line Items]
Short-term deposits	$ 362	$ 504
Cash at banks and on hand	1,920	1,448
Cash and cash equivalents in the statement of financial position	2,282	1,952
Cash and cash equivalents in the statement of cash flows	$ 2,282	$ 1,952	$ 2,793	$ 4,991